Investment Securities	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities [Abstract]
Investment Securities
7.    Investment Securities
Our portfolio of investment securities includes bonds, equity securities, asset- and MBS, interests in securitization trusts, and other investments. The cost, fair value, and gross unrealized gains and losses on available-for-sale securities were as follows.

	2011				2010
	Amortized cost	Gross unrealized		Fair value	Amortized cost	Gross unrealized		Fair value
December 31, ($ in millions)		gains	losses			gains	losses
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$1,535	$13	$(2)	$1,546	$3,307	$22	$(11)	$3,318
States and political subdivisions	1	—	—	1	3	—	(1)	2
Foreign government	765	20	(1)	784	1,231	19	(2)	1,248
Mortgage-backed residential (a)	7,266	87	(41)	7,312	5,844	60	(79)	5,825
Asset-backed	2,600	28	(13)	2,615	1,934	15	(1)	1,948
Corporate debt	1,486	23	(18)	1,491	1,537	34	(13)	1,558
Other	326	1	—	327	152	—	(1)	151
Total debt securities (b)	13,979	172	(75)	14,076	14,008	150	(108)	14,050
Equity securities	1,188	25	(154)	1,059	766	60	(30)	796
Total available-for-sale securities (c)	$15,167	$197	$(229)	$15,135	$14,774	$210	$(138)	$14,846

(a)	Residential MBS include agency-backed bonds totaling $6,114 million and $4,503 million at December 31, 2011 and 2010, respectively.

(b)
In connection with certain borrowings and letters of credit relating to certain assumed reinsurance contracts, $153 million of primarily U.K. Treasury securities were pledged as collateral at December 31, 2010. No equivalent securities were pledged at December 31, 2011.

(c)
Certain entities related to our Insurance operations are required to deposit securities with state regulatory authorities. These deposited securities totaled $16 million and $12 million at December 31, 2011 and 2010, respectively.

The maturity distribution of available-for-sale debt securities outstanding is summarized in the following tables. Prepayments may cause actual maturities to differ from scheduled maturities.

December 31, 2011	Total		Due in one year or less		Due after one year through five years		Due after five years through ten years		Due after ten years (a)
($ in millions)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Fair value of available-for-sale debt securities (b)
U.S. Treasury and federal agencies	$1,546	0.9%	$231	—%	$1,202	0.9%	$113	2.2%	$—	—%
States and political subdivisions	1	5.4	—	—	—	—	—	—	1	5.4
Foreign government	784	4.4	77	7.7	506	4.3	201	3.3	—	—
Mortgage-backed residential	7,312	2.5	3	4.8	2	6.3	189	2.6	7,118	2.5
Asset-backed	2,615	2.1	—	—	1,599	1.9	574	1.9	442	3.2
Corporate debt	1,491	4.9	19	4.9	741	4.4	606	5.6	125	4.7
Other	327	1.4	316	1.3	—	—	11	4.6	—	—
Total available-for-sale debt securities	$14,076	2.6	$646	1.7	$4,050	2.4	$1,694	3.5	$7,686	2.6
Amortized cost of available-for-sale debt securities	$13,979		$644		$4,026		$1,678		$7,631

(a)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment options.

(b)	Yields on tax-exempt obligations have been computed on a tax-equivalent basis.

December 31, 2010	Total		Due in one year or less		Due after one year through five years		Due after five years through ten years		Due after ten years (a)
($ in millions)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Fair value of available-for-sale debt securities (b)
U.S. Treasury and federal agencies	$3,318	1.4%	$124	1.2%	$3,094	1.3%	$100	3.7%	$—	—%
States and political subdivisions	2	8.7	—	—	—	—	—	—	2	8.7
Foreign government	1,248	3.1	7	2.2	1,092	3.1	149	3.5	—	—
Mortgage-backed residential	5,825	3.8	—	—	57	3.2	64	4.4	5,704	3.8
Asset-backed	1,948	2.5	—	—	1,146	2.2	500	2.4	302	4.0
Corporate debt	1,558	3.9	22	5.7	811	3.5	593	4.3	132	4.0
Other	151	1.5	151	1.5	—	—	—	—	—	—
Total available-for-sale debt securities	$14,050	3.0	$304	1.7	$6,200	2.1	$1,406	3.5	$6,140	3.8
Amortized cost of available-for-sale debt securities	$14,008		$305		$6,152		$1,388		$6,163

(a)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment options.

(b)	Yields on tax-exempt obligations have been computed on a tax-equivalent basis.
The balance of cash equivalents was $5.6 billion and $5.3 billion at December 31, 2011 and 2010, respectively and are composed primarily of money market accounts and short-term securities, including U.S. Treasury bills.
The following table presents gross gains and losses realized upon the sales of available-for-sale securities and other-than-temporary impairment.

Year ended December 31, ($ in millions)	2011	2010	2009
Gross realized gains	$333	$540	$346
Gross realized losses	(28)	(35)	(129)
Other-than-temporary impairment	(11)	(1)	(55)
Net realized gains	$294	$504	$162
The following table presents interest and dividends on available-for-sale securities.

Year ended December 31, ($ in millions)	2011	2010	2009
Taxable interest	$373	$329	$174
Taxable dividends	25	17	9
Interest and dividends exempt from U.S. federal income tax	—	10	37
Interest and dividends on available-for-sale securities	$398	$356	$220
Certain available-for-sale securities were sold at a loss in 2011, 2010, and 2009 as a result of market conditions within these respective periods (e.g., a downgrade in the rating of a debt security). The table below summarizes available-for-sale securities in an unrealized loss position in accumulated other comprehensive income. Based on the methodology described below that has been applied to these securities, we believe that the unrealized losses relate to factors other than credit losses in the current market environment. At December 31, 2011, we do not have the intent to sell the debt securities with an unrealized loss position in accumulated other comprehensive income, and it is not more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. Also, at December 31, 2011, we had the ability and intent to hold equity securities with an unrealized loss position in accumulated other comprehensive income. As a result, we believe that the securities with an unrealized loss position in accumulated other comprehensive income are not considered to be other-than-temporarily impaired at December 31, 2011. Refer to Note 1 for further information related to investment securities and our methodology for evaluating potential other-than-temporary impairment.

	2011				2010
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
December 31, ($ in millions)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$179	$(2)	$—	$—	$702	$(11)	$—	$—
States and political subdivisions	—	—	—	—	2	(1)	—	—
Foreign government	197	(1)	—	—	323	(2)	—	—
Mortgage-backed residential	2,302	(39)	45	(2)	3,159	(77)	11	(2)
Asset-backed	994	(13)	1	—	238	(1)	2	—
Corporate debt	444	(16)	30	(2)	653	(13)	5	—
Other	—	—	—	—	80	(1)	—	—
Total temporarily impaired debt securities	4,116	(71)	76	(4)	5,157	(106)	18	(2)
Temporarily impaired equity securities	770	(148)	18	(6)	250	(27)	26	(3)
Total temporarily impaired available-for-sale securities	$4,886	$(219)	$94	$(10)	$5,407	$(133)	$44	$(5)